Form N-1A Supplement	Aug. 07, 2025
Janus Henderson Short Duration Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES

Supplement dated August 7, 2025

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Detroit Street Trust, on behalf of Janus Henderson Short Duration Income ETF (the “Fund”) has approved changes to the Fund’s investment objective, principal investment strategy, and the Fund’s performance benchmark index from FTSE 3-Month U.S. Treasury Bill Index to ICE BofA U.S. 3-Month Treasury Bill Total Return Index.

As a result of the aforementioned change, effective on or about October 7, 2025, the Fund’s prospectuses will be amended as follows:

1. Under “Investment Objective” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Janus Henderson Short Duration Income ETF seeks current income, consistent with preservation of capital.

2. Under “Principal Investment Strategy” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the second paragraph in its entirety:

Under normal circumstances, the average portfolio duration of the Fund generally will be 0-2 years. The Fund primarily invests in investment grade debt securities, rated Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in high-yield bonds, commercial paper, mortgage-backed securities, and floating rate securities that are rated below investment grade (commonly known as “high-yield debt” or “junk” bonds), but generally intends to invest 15% or less of its net assets in such securities.

3. Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information: